Equity and share capital (Details Textuals) (CAD)	12 Months Ended						12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options	Jul. 01, 2010 Stock Options	Jun. 30, 2012 Stock Options Stock Option 2007 Plan	Jun. 30, 2011 Stock Options Stock Option 2007 Plan	Dec. 12, 2007 Stock Options Stock Option 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued	82,459,937	77,185,086	68,010,586
Common stock, shares outstanding	82,459,937	77,185,086	68,010,586
Percentage of total issued and outstanding common shares									10.00%
Number outstanding	1,790,000			6,221,965	5,466,325	4,705,715
Weighted average fair value of the options issued	0.54	0.73
Assumptions method used	Black-Scholes option pricing model
Share based compensation	738,000	541,000					857,533	688,535